Stock-Based Compensation Plans and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Black-Scholes Model Assumptions for Calculating Stock Option Fair Values

The fair values of the options granted in the years ended December 31, 2012, 2011 and 2010 were estimated as of the grant date using a Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2012	2011	2010
Risk-free interest rate	.60%	1.57%	1.60%
Expected volatility	44%	54%	60%
Expected dividend rate	3.13%	2.58%	0.00%
Expected life of the option	2.8 years	4.1 years	3.3 years
Weighted average fair value of options granted	$4.12	$5.18	$4.40

Stock Option Activity

The following table summarizes stock option activity for the year ended December 31, 2012.

(Dollars in millions, except per share data)	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2011	32,671,065	$19.78
Granted	2,821,847	15.99
Exercised(2)(3)	(5,221,677)	10.78
Canceled	(4,278,488)	27.92

Outstanding at December 31, 2012(4)(5)	25,992,747	$19.84	5.0 yrs	$86

Exercisable at December 31, 2012	17,653,379	$22.25	4.5 yrs	$59

(1)	The aggregate intrinsic value represents the total intrinsic value (the aggregate difference between our closing stock price on December 31, 2012 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012.
(2)	The total intrinsic value of options exercised was $27 million, $14 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.
(3)	No cash was received from option exercises for the year ended December 31, 2012. The actual tax benefit realized for the tax deductions from option exercises totaled $10 million for the year ended December 31, 2012.
(4)	As of December 31, 2012, there was $4 million of unrecognized compensation cost related to stock options net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.4 years.
(5)	For net-settled options, gross number is reflected.

Restricted Stock Activity

The following table summarizes restricted stock activity for the year ended December 31, 2012.

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	412,862	$12.07
Granted	60,652	15.99
Vested(1)	(285,722)	13.24
Canceled	—	—

Non-vested at December 31, 2012(2)	187,792	$11.55

(1)	The total fair value of shares that vested during the years ended December 31, 2012, 2011 and 2010 was $4 million, $6 million and $9 million, respectively.
(2)	As of December 31, 2012, there was $.2 million of unrecognized compensation cost related to restricted stock net of estimated forfeitures, which is expected to be recognized over a weighted average period of .8 years.

Restricted Stock Unit and Performance Stock Unit Activity

The following table summarizes RSU and PSU activity for the year ended December 31, 2012.

	Number of RSUs/ PSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	2,730,690	$14.67
Granted	2,746,912	16.00
Vested and converted to common stock(1)	(920,332)	14.60
Canceled	(83,806)	15.41

Outstanding at December 31, 2012(2)	4,473,464	$15.49

(1)	The total fair value of RSUs/PSUs that vested and converted to common stock during the years ended December 31, 2012, 2011 and 2010 was $13 million, $.4 million and $.4 million, respectively.
(2)	As of December 31, 2012, there was $14 million of unrecognized compensation cost related to RSUs/PSUs net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.9 years.

Black-Scholes Model Assumptions for Calculating ESPP Fair Values

The fair values of the stock purchase rights of the ESPP offerings were calculated using a Black-Scholes option pricing model with the following weighted average assumptions.

	Years Ended December 31,
	2012	2011	2010
Risk-free interest rate	.13%	.27%	.33%
Expected volatility	29%	42%	61%
Expected dividend rate	3.27%	1.87%	0.00%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of stock purchase rights	$3.01	$3.63	$3.30